Cover	Jan. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amended Current Report”) amends the Current Report on Form 8-K of BitNile Holdings, Inc., originally filed with the Securities and Exchange Commission on January 3, 2022 (the “Prior Filing”). Its sole purpose is to disclose an amendment to the Class B Warrants (as defined below).
Document Period End Date	Jan. 21, 2022
Entity File Number	001-12711
Entity Registrant Name	BITNILE HOLDINGS, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NILE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false